COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

(10) COMMITMENTS AND CONTINGENCIES

Commitments

The Group has several operating leases, primarily for offices and employee dormitories. Payments under operating leases, including periodic rent escalation and rent holidays, are expensed on a straight-line basis over the lease term.

In 2012, with the establishment of the Group's second customer service center in Hefei, eLong Hefei signed ten-year lease agreements, effective from June 2012 through June 2022. Under these leases, the rent was free for the first two years, and was and will be, RMB1,905,734 for each of the next two years, RMB2,477,455 for each of the fifth to the seventh years and RMB2,858,602 for each of the eighth to the tenth years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including the free rental period. The lease agreements do not contain renewal terms.

In December 2013, the Group signed an amendment to extend the lease period of the Group's Beijing office for five years until 2018. Pursuant to the agreement, the Group prepaid RMB17,850,000 in rent for 2014 and 2015, of which RMB9,323,152 was recorded in “other current assets” in the consolidated balance sheet as of December 31, 2014.

Future minimum lease payments under operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2014 are:

Minimum lease payments
2015	9,208,110
2016	16,791,333
2017	14,789,260
2018	12,760,495
2019	4,345,105
2020 and thereafter	7,027,396
Total	64,921,699

Rental expenses incurred under operating leases for the years ended December 31, 2012, 2013 and 2014 amounted to RMB18,941,363, RMB20,847,571 and RMB23,876,891, respectively.

Contingencies

In 2013, eLong Information, filed a lawsuit against Beijing Qunar Software Technology Co., Ltd. (“Beijing Qunar”), a subsidiary of the travel-search company Qunar Cayman Islands Limited, alleging breach of contract, and seeking total damages of approximately RMB151 million. Beijing Qunar filed a counterclaim against eLong Information, seeking approximately RMB8.1 million for unpaid commission payments, which were recorded in “accrued expense and other current liabilities” in the consolidated balance sheets as of December 31, 2013 and 2014.

On December 26, 2014, Beijing First Intermediate Court (“the Court”) issued its opinion, ruling in favor eLong Information, and ordering Beijing Qunar to resume cooperation and to compensate eLong Information, with advertising credit as set forth in the contract, as well as ordering eLong Information to pay Beijing Qunar RMB8.1 million in unpaid commission. The case is currently on appeal to the Beijing Municipal High Court and the Group cannot predict the timing or ultimate outcome of litigation. The Group did not recognize any contingent gain in the Group's consolidated financial statements in the year ended on December 31, 2014 following ASC subtopic 450-30, Contingencies: Gain Contingencies.

Guarantee

In connection with the Group's air ticket business, Beijing Air is required by the Civil Air Transport Association and the International Air Transport Association to provide guarantees for air tickets. Beijing Air has entered into a series of guarantee arrangements with a third party company in the PRC (the “Guarantor”), under which the Guarantor guarantees the payment obligation for the air tickets issued by various airlines. As a condition thereto: Beijing Air deposited in the Guarantor's account approximately RMB35 million and RMB39 million as of December 31, 2013 and 2014, respectively, which was recorded in “other non-current assets” in the consolidated balance sheets; and eLong Information deposited approximately RMB102 million and RMB123 million in an escrow bank account at Industrial and Commercial Bank of China Limited (Beijing Wangfujing Branch)(“ICBC”), which was included in “restricted cash” in the consolidated balance sheets as of December 31, 2013 and 2014, respectively. In November 2014, ICBC provided Beijing Air an RMB40 million credit facility and issued a guarantee letter for a total guarantee amount of RMB163 million to the Guarantor, with the RMB123 million escrow account cash serving as security for the guarantee. The guarantee letter will expire on December 31, 2015.Beijing Information and Beijing Media, as shareholders of Beijing Air, have also provided guarantee letters to the Guarantor. As of December 31, 2013 and 2014, the amounts under these guarantee arrangements were approximately RMB164 million and RMB209 million, respectively.

Based on historical experience and information currently available, the Group does not believe that it is probable that the Group will be required to pay any amount under these guarantee arrangements. Therefore, the Group has not recorded any liability in connection with these guarantee arrangements.